Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Schedule of Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology	Relationships and
			Other Intangibles
Historical cost
1/1/2020	929	2,752	6,415	10,096
Foreign currency exchange differences	-14	-224	-467	-705
Additions from business combinations	1	59	184	244
Other additions	10	0	60	70
Retirements/disposals	-148	-22	-142	-312
Transfers	15	0	-12	3
12/31/2020	793	2,565	6,038	9,396
Foreign currency exchange differences	12	205	427	644
Additions from business combinations	0	233	304	537
Other additions	19	0	66	85
Retirements/disposals	-84	-7	-11	-102
Transfers	93	0	-89	4
12/31/2021	833	2,996	6,735	10,564

Accumulated amortization
1/1/2020	598	2,031	2,976	5,605
Foreign currency exchange differences	-13	-180	-219	-412
Additions amortization	85	214	420	719
Retirements/disposals	-147	-22	-131	-300
12/31/2020	523	2,043	3,046	5,612
Foreign currency exchange differences	11	171	211	393
Additions amortization	77	189	412	678
Retirements/disposals	-64	-11	-10	-85
12/31/2021	547	2,392	3,659	6,598

Carrying amount
12/31/2020	270	522	2,992	3,784
12/31/2021	286	604	3,076	3,966

Schedule of Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2021	2020	(in years)
Ariba – Customer relationships	174	203	4	to	6
Concur – Customer relationships	755	786	9	to	13
Callidus – Customer relationships	241	262	7	to	11
Qualtrics - Acquired technologies	286	360			4
Qualtrics - Customer relationships	983	991	11	to	16
Emarsys – Customer relationships	163	174	6	to	13
Signavio – Customer relationships	184	NA			15
Total significant intangible assets	2,786	2,776